Subsequent Event	6 Months Ended	12 Months Ended
	Jul. 03, 2015	Dec. 31, 2014
Notes to Financial Statements
NOTE R - SUBSEQUENT EVENT

In August 2015, the Company and several of its stockholders and directors were notified of a claim by an investor and his company alleging breach of contract, fraudulent and negligent misrepresentation, conversion and related claims concerning an agreement to purchase certain shares of the Company’s Series C preferred stock. The plaintiffs are seeking damages in excess of $75,000, treble damages, and other relief. The lawsuit has just been filed and an investigation of the matter is not completed. At this time, the Company believes that the lawsuit does not have merit, and it will vigorously defend the matter.

In July 2015, the amounts due to the creditor under the legal dispute recorded in Other accrued liabilities agreed to a forbearance on the payments due. Monthly payments of $17,000 for March through September were deferred. Beginning in October, the Company will be required to pay ½ of the monthly amount through May 2016. All deferred amounts will bear interest at 12% annual interest. The due date was extended until September 2017.

In a transaction, dated September 18, 2015, but effective September 1, 2015, the Company sold an additional $500,000 of Senior Secured Convertible Notes to an investor. In connection with the sale of the Note, in lieu of Additional Shares of Series C preferred stock, the Company issued the investor 1,139,200 shares of the Company’s common stock and warrants to purchase 22,784,000 shares of the Company’s common stock at $0.10 per share before the fifth anniversary of the issuance of the Warrants.

On September 18, 2015, the Company filed with the State of Nevada an amendment of its Certificate of Designation for its Series C preferred stock approved by its Board of Directors and the holders of the majority of the shares of Series C preferred stock. Until the first anniversary of the effectiveness of this Registration Statement on Form S-1, the holders of the Company’s convertible preferred stock will not directly or indirectly, convert, offer, sell, assign, transfer, pledge, contract to sell, or otherwise dispose of, or announce the intention to otherwise dispose of, any shares of the Company’s convertible preferred stock.

In March 2015, the Company issued a Promissory Note in the amount of $140,000 to a Director of the Company. The note accrues interest at prime plus 5% (8.25% at March 2015) and is due on earlier of: (i) June 30, 2015, or (ii) the closing of an equity or debt financing with gross proceeds to the Company of not less than $1,000,000. In May 2015, the holder converted the note in to 140,000 shares of our Series C preferred stock.

In April 28, 2015 (“issue date”), the Company issued a Promissory Note in the amount of $705,000. The note includes an original issue discount of up to $200,000 with an effective interest rate of approximately 80% and is due October 28, 2015. If the note is paid within 90 days of the issue date, the amount due is $605,000. If the note is paid within 135 days of the issue date, the amount due is $655,000. After 135 days of the issue date, the amount due is $705,000. In conjunction with the issuance of the Promissory Note, the note holder received warrants to purchase 363,636 shares of common stock, exercisable for a period of 5 years from issue date, at an exercise price of $.41 per share and will allow for cashless exercise. On May 1st, the holder exercised the warrant in a cashless manner for 280,345 shares of restricted common stock.

The Company and the holder of the EPA note entered into an agreement whereby the Company would prepay the EPA note and the Holder would cancel the related Additional shares for the initial value paid of up to $1,000,000. In April and May 2015, we repaid $359,000 of the EPA note.

In April and May 2015, the Company sold 1,180,000 shares of its Series C preferred stock for $1.00 per share.

On May 8, 2015, the Company and the Member agreed to a settlement on the litigation initiated in September 2014. Under the terms of the agreement, the Company has agreed to establish an ESOP for its employees before December 1, 2015. The ESOP will purchase from the Member that amount of Cybergy stock equal to a current market value of $2,565,000. The remainder of the Cybergy stock owned by the Member will be canceled. All other amounts owed by the Company to the Member will be discharged and the Put option will be cancelled. The Company is assessing the financial impact of the settlement. The Company currently has short term debt and accrued interest of approximately $4,309,000 and long term debt of $1,898,000 due to the Member. Upon settlement, these amounts and any additional accrued interest will be removed from the Company’s books and replaced with the debt of the ESOP of $2,565,000. Additionally, the Company currently has a derivative liability accrued of $179,226,000 related to the Put option held by the Member. Any remaining derivative liability will also be eliminated upon the settlement.